Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Fair Value [Line Items]
Principal	$ 18,052,688	$ 16,033,514
Fair value	18,157,182	15,423,078
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 105,951	$ 1,000,000
Price (% of the Principal)	98.06%	94.98%
Fair value	$ 103,892	$ 949,770
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal		$ 899,740
Price (% of the Principal)		99.50%
Fair value		$ 895,205
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 599,957	$ 599,957
Price (% of the Principal)	96.35%	91.20%
Fair value	$ 578,071	$ 547,161
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal		$ 69,906
Price (% of the Principal)		100.52%
Fair value		$ 70,273
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal		$ 1,249,685
Price (% of the Principal)		99.77%
Fair value		$ 1,246,786
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 493,000
Price (% of the Principal)	95.08%	88.93%
Fair value	$ 468,720	$ 438,435
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	89.95%	83.22%
Fair value	$ 899,470	$ 832,210
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 968,780	$ 968,780
Price (% of the Principal)	93.80%	87.96%
Fair value	$ 908,754	$ 852,178
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 1,661,675
Price (% of the Principal)	104.55%	99.54%
Fair value	$ 1,737,298	$ 1,654,048
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,507,046
Price (% of the Principal)	110.61%	105.85%
Fair value	$ 1,666,974	$ 1,595,148
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	77.73%	110.50%
Fair value	$ 699,579	$ 994,482
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,548,000
Price (% of the Principal)	103.12%	101.53%
Fair value	$ 1,596,236	$ 1,571,731
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	111.95%	74.94%
Fair value	$ 1,007,559	$ 674,487
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 796,158	$ 855,725
Price (% of the Principal)	97.40%	92.24%
Fair value	$ 775,458	$ 789,303
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,600	$ 900,000
Price (% of the Principal)	92.44%	86.34%
Fair value	$ 831,572	$ 777,033
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 922,521	$ 980,000
Price (% of the Principal)	107.19%	102.16%
Fair value	$ 988,878	$ 1,001,178
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 500,000
Price (% of the Principal)	111.15%	106.73%
Fair value	$ 555,740	$ 533,650
JBS USA 2035 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000
Price (% of the Principal)	105.29%
Fair value	$ 1,052,860
JBS USA 2055 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 750,000
Price (% of the Principal)	102.06%
Fair value	$ 765,428
JBS Lux 2036 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000
Price (% of the Principal)	101.85%
Fair value	$ 1,273,175
JBS Lux 2056 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,250,000
Price (% of the Principal)	99.90%
Fair value	$ 1,248,738
JBS Lux 2066 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000
Price (% of the Principal)	99.88%
Fair value	$ 998,780